Quarterly Holdings Report
for

Fidelity® High Income Central Fund

November 30, 2020

HICII-QTLY-0121
1.861968.112

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.6%
	Principal Amount	Value
Convertible Bonds - 1.5%
Broadcasting - 1.4%
DISH Network Corp.:
2.375% 3/15/24	$22,805,000	$21,607,738
3.375% 8/15/26	15,543,000	15,494,817
		37,102,555
Energy - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	1,500,000	161,833
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)	2,443,000	2,443,000
15% 7/31/23 (b)(c)	1,400,399	1,400,399
		4,005,232

TOTAL CONVERTIBLE BONDS		41,107,787

Nonconvertible Bonds - 84.1%
Aerospace - 2.5%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,480,000	2,579,200
BBA U.S. Holdings, Inc. 4% 3/1/28 (d)	2,020,000	2,023,272
Bombardier, Inc.:
7.5% 12/1/24 (d)	4,520,000	4,047,118
7.875% 4/15/27 (d)	9,105,000	7,762,013
BWX Technologies, Inc. 5.375% 7/15/26 (d)	3,290,000	3,417,488
Moog, Inc. 4.25% 12/15/27 (d)	735,000	757,307
TransDigm UK Holdings PLC 6.875% 5/15/26	5,540,000	5,876,915
TransDigm, Inc.:
5.5% 11/15/27	16,420,000	16,953,650
6.25% 3/15/26 (d)	1,540,000	1,632,400
6.375% 6/15/26	5,130,000	5,323,658
6.5% 5/15/25	1,000,000	1,022,500
7.5% 3/15/27	8,825,000	9,442,750
8% 12/15/25 (d)	4,510,000	4,927,175
Wolverine Escrow LLC 8.5% 11/15/24 (d)	1,645,000	1,379,744
		67,145,190
Air Transportation - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 9.798% 10/1/22	42,608	41,237
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	3,030,000	3,369,360
Western Global Airlines LLC 10.375% 8/15/25 (d)	2,660,000	2,932,650
		6,343,247
Automotive & Auto Parts - 2.0%
Dana, Inc. 5.625% 6/15/28	2,450,000	2,644,114
Ford Motor Co.:
9% 4/22/25	4,865,000	5,912,094
9.625% 4/22/30	1,730,000	2,408,316
Ford Motor Credit Co. LLC:
3.087% 1/9/23	4,980,000	4,998,675
3.336% 3/18/21	2,385,000	2,393,228
3.375% 11/13/25	1,645,000	1,650,675
4% 11/13/30	1,645,000	1,661,450
5.125% 6/16/25	7,810,000	8,432,457
5.596% 1/7/22	6,085,000	6,259,944
5.875% 8/2/21	4,490,000	4,596,593
General Motors Financial Co., Inc.:
4.25% 5/15/23	615,000	662,466
5.2% 3/20/23	24,000	26,323
Jaguar Land Rover PLC 7.75% 10/15/25 (d)	1,680,000	1,799,700
Ken Garff Automotive LLC 4.875% 9/15/28 (d)	7,479,000	7,591,185
Winnebago Industries, Inc. 6.25% 7/15/28 (d)	2,075,000	2,246,188
		53,283,408
Banks & Thrifts - 2.1%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,185,475
5.8% 5/1/25	20,000	23,724
8% 11/1/31	11,003,000	15,409,724
8% 11/1/31	27,413,000	39,267,911
		55,886,834
Broadcasting - 1.8%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	2,515,000	1,949,125
E.W. Scripps Co. 5.125% 5/15/25 (d)	1,875,000	1,879,688
Entercom Media Corp.:
6.5% 5/1/27 (d)	1,270,000	1,230,313
7.25% 11/1/24 (d)	1,015,000	974,400
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	49,112
8.375% 5/1/27	84,077	89,332
9% 5/15/22 (a)(c)	780,000	0
Netflix, Inc.:
3.625% 6/15/25 (d)	7,465,000	7,912,900
4.875% 4/15/28	1,735,000	1,986,575
4.875% 6/15/30 (d)	1,600,000	1,850,000
5.875% 11/15/28	2,195,000	2,650,858
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)	2,755,000	2,937,519
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	2,215,000	2,231,613
Sirius XM Radio, Inc.:
3.875% 8/1/22 (d)	2,155,000	2,187,325
4.125% 7/1/30 (d)	3,430,000	3,593,783
5% 8/1/27 (d)	5,295,000	5,571,505
5.375% 7/15/26 (d)	3,120,000	3,244,800
Tegna, Inc. 5% 9/15/29	2,100,000	2,208,927
Univision Communications, Inc. 6.625% 6/1/27 (d)	5,150,000	5,497,625
		48,045,400
Building Materials - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	505,000	530,250
HD Supply, Inc. 5.375% 10/15/26 (d)	2,145,000	2,273,700
HMAN Finance Sub Corp. 6.375% 7/15/22 (d)	510,000	506,150
U.S. Concrete, Inc. 6.375% 6/1/24	142,000	146,615
		3,456,715
Cable/Satellite TV - 6.2%
Cablevision Systems Corp. 5.875% 9/15/22	805,000	856,319
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (d)	3,095,000	3,261,356
4.75% 3/1/30 (d)	5,200,000	5,506,800
5% 2/1/28 (d)	25,535,000	26,843,669
5.125% 5/1/27 (d)	16,885,000	17,764,962
5.75% 2/15/26 (d)	6,585,000	6,826,077
CSC Holdings LLC:
3.375% 2/15/31 (d)	3,305,000	3,214,113
4.125% 12/1/30 (d)	2,590,000	2,680,132
4.625% 12/1/30 (d)	5,895,000	6,034,712
5.375% 2/1/28 (d)	8,195,000	8,696,944
5.5% 4/15/27 (d)	11,830,000	12,486,565
5.75% 1/15/30 (d)	3,690,000	3,981,473
6.5% 2/1/29 (d)	5,110,000	5,712,009
7.5% 4/1/28 (d)	4,545,000	5,067,061
DISH DBS Corp.:
5.875% 7/15/22	3,205,000	3,366,147
5.875% 11/15/24	4,370,000	4,647,648
6.75% 6/1/21	1,122,000	1,146,404
7.75% 7/1/26	3,315,000	3,771,542
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)	5,250,000	5,707,275
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,820,000	7,092,800
6.5% 9/15/28 (d)	5,050,000	5,365,120
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,600,000	9,206,300
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	1,155,000	1,224,300
6% 1/15/27 (d)	4,760,000	5,009,900
Ziggo BV:
4.875% 1/15/30 (d)	1,730,000	1,820,825
5.5% 1/15/27 (d)	6,846,000	7,162,285
		164,452,738
Chemicals - 3.9%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,445,000	2,579,475
CF Industries Holdings, Inc.:
4.95% 6/1/43	4,860,000	6,056,775
5.15% 3/15/34	4,430,000	5,352,703
5.375% 3/15/44	12,705,000	16,151,231
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	4,975,000	5,481,953
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (d)(e)(f)	8,045,000	7,803,650
6.5% 5/15/26 (d)	10,215,000	9,885,056
6.875% 6/15/25 (d)	5,700,000	5,594,322
Nouryon Holding BV 8% 10/1/26 (d)	945,000	1,012,331
PolyOne Corp. 5.75% 5/15/25 (d)	1,970,000	2,105,438
The Chemours Co. LLC:
5.375% 5/15/27	10,220,000	10,628,800
5.75% 11/15/28 (d)	6,595,000	6,710,413
7% 5/15/25	4,629,000	4,791,015
Valeant Pharmaceuticals International, Inc. 6.25% 2/15/29 (d)	1,815,000	1,923,900
Valvoline, Inc.:
4.25% 2/15/30 (d)	1,600,000	1,684,000
4.375% 8/15/25	10,970,000	11,340,896
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (d)	3,255,000	3,409,613
5.625% 10/1/24 (d)	1,095,000	1,179,863
		103,691,434
Consumer Products - 0.1%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,764,068
Prestige Brands, Inc. 6.375% 3/1/24 (d)	370,000	379,169
TripAdvisor, Inc. 7% 7/15/25 (d)	1,670,000	1,797,338
		3,940,575
Containers - 1.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)	2,525,000	2,660,719
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25 (d)	7,500,000	7,903,125
5.25% 8/15/27 (d)	7,225,000	7,534,591
6% 2/15/25 (d)	2,566,000	2,652,603
Berry Global, Inc.:
4.5% 2/15/26 (d)	3,580,000	3,669,500
4.875% 7/15/26 (d)	1,355,000	1,438,549
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 11/1/25 (d)	1,685,000	1,710,275
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)	2,080,000	2,131,334
7.875% 7/15/26 (d)	275,000	289,438
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	1,430,000	1,533,675
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	985,000	1,047,030
OI European Group BV 4% 3/15/23 (d)	1,595,000	1,634,875
Plastipak Holdings, Inc. 6.25% 10/15/25 (d)	730,000	751,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (d)	24,000	24,292
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,510,000	1,581,725
		36,563,631
Diversified Financial Services - 2.6%
Altice France Holding SA 10.5% 5/15/27 (d)	4,240,000	4,779,328
CIT Group, Inc.:
4.125% 3/9/21	1,570,000	1,578,164
5% 8/15/22	472,000	502,090
Diamond Sports Group LLC/Diamond Sports Finance Co. 6.625% 8/15/27 (d)	3,500,000	2,007,075
FLY Leasing Ltd. 5.25% 10/15/24	5,240,000	4,545,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,325,000	3,424,750
5.25% 5/15/27	3,325,000	3,491,250
6.25% 2/1/22	4,960,000	4,987,974
6.25% 5/15/26	7,675,000	8,019,915
6.375% 12/15/25	5,145,000	5,286,488
6.75% 2/1/24	1,565,000	1,596,300
MSCI, Inc.:
3.875% 2/15/31 (d)	5,000,000	5,281,250
4% 11/15/29 (d)	5,785,000	6,192,090
4.75% 8/1/26 (d)	1,485,000	1,540,688
5.375% 5/15/27 (d)	1,070,000	1,146,238
Navient Corp.:
5.5% 1/25/23	990,000	1,027,125
6.5% 6/15/22	2,235,000	2,353,455
6.625% 7/26/21	675,000	690,188
7.25% 1/25/22	1,185,000	1,247,213
Quicken Loans, Inc. 5.25% 1/15/28 (d)	1,710,000	1,812,600
Springleaf Finance Corp.:
7.125% 3/15/26	3,460,000	3,982,771
8.875% 6/1/25	3,325,000	3,715,688
		69,208,340
Diversified Media - 0.7%
Allen Media LLC 10.5% 2/15/28 (d)	4,120,000	4,253,900
CBS Corp. 6.25% 2/28/57 (e)	1,850,000	2,050,263
Lamar Media Corp. 4.875% 1/15/29	1,980,000	2,090,484
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (d)	1,645,000	1,692,294
5.5% 10/1/21 (d)	42,000	41,790
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (d)	313,000	313,000
5.625% 10/1/28 (d)	2,530,000	2,696,854
5.875% 10/1/30 (d)	2,530,000	2,779,838
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,285,000	3,547,800
		19,466,223
Energy - 10.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	740,553
5.75% 3/1/27 (d)	4,350,000	3,963,938
5.75% 1/15/28 (d)	2,220,000	1,998,000
Apache Corp.:
4.625% 11/15/25	2,475,000	2,573,258
4.875% 11/15/27	5,780,000	6,037,210
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (d)	2,475,000	2,551,923
6.875% 4/1/27 (d)	700,000	727,265
Baytex Energy Corp. 5.625% 6/1/24 (d)	830,000	483,475
Cenovus Energy, Inc. 5.375% 7/15/25	2,475,000	2,729,351
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,639,838
5.625% 10/1/26	2,155,000	2,249,281
Cheniere Energy, Inc. 4.625% 10/15/28 (d)	8,250,000	8,549,063
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,625,000	2,342,813
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)	1,365,000	1,332,513
7% 6/15/25 (d)	6,180,000	6,025,500
CNX Midstream Partners LP 6.5% 3/15/26 (d)	1,030,000	1,045,450
CNX Resources Corp. 6% 1/15/29 (d)	1,185,000	1,196,850
Comstock Resources, Inc.:
7.5% 5/15/25 (d)	7,955,000	7,935,113
9.75% 8/15/26	3,965,000	4,192,988
9.75% 8/15/26	7,760,000	8,206,976
Continental Resources, Inc.:
4.5% 4/15/23	80,000	82,000
5.75% 1/15/31 (d)	3,295,000	3,533,888
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	1,037,163
CVR Energy, Inc.:
5.25% 2/15/25 (d)	4,990,000	4,391,200
5.75% 2/15/28 (d)	4,990,000	4,179,125
DCP Midstream LLC 5.85% 5/21/43 (d)(e)	3,410,000	2,728,000
DCP Midstream Operating LP 5.375% 7/15/25	4,985,000	5,377,569
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)	4,185,000	4,450,748
6.625% 7/15/25 (d)	2,455,000	2,616,735
EQM Midstream Partners LP 6.5% 7/1/27 (d)	3,255,000	3,588,638
EQT Corp. 5% 1/15/29	2,500,000	2,637,500
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	721,461
Harvest Midstream I LP 7.5% 9/1/28 (d)	4,100,000	4,243,500
Hess Midstream Partners LP:
5.125% 6/15/28 (d)	2,905,000	2,979,426
5.625% 2/15/26 (d)	6,900,000	7,124,250
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)	1,735,000	1,691,625
Jonah Energy LLC 7.25% 10/15/25 (a)(d)	10,465,000	209,300
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,685,000	1,100,850
Leviathan Bond Ltd.:
6.5% 6/30/27 (Reg. S) (d)	1,330,000	1,459,675
6.75% 6/30/30 (Reg. S) (d)	885,000	971,288
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	2,415,000	2,390,850
MEG Energy Corp.:
7% 3/31/24 (d)	6,096,000	6,126,480
7.125% 2/1/27 (d)	4,990,000	4,890,200
Murphy Oil Corp. 5.875% 12/1/27	3,290,000	2,979,490
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	1,535,736
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	1,065,000	1,011,750
New Fortress Energy LLC 6.75% 9/15/25 (d)	2,500,000	2,656,250
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	600,000	183,060
Noble Holding International Ltd.:
5.25% 3/15/42 (a)	620,000	3,100
6.05% 3/1/41 (a)	835,000	4,175
6.2% 8/1/40 (a)	2,270,000	11,350
7.75% 1/15/24 (a)	1,886,000	9,430
7.95% 4/1/25 (a)(e)	3,080,000	15,400
Occidental Petroleum Corp.:
2.7% 8/15/22	2,459,000	2,422,853
2.9% 8/15/24	1,580,000	1,473,350
3% 2/15/27	1,590,000	1,383,300
4.3% 8/15/39	880,000	726,000
4.4% 4/15/46	1,750,000	1,473,308
4.5% 7/15/44	815,000	672,375
5.55% 3/15/26	2,985,000	2,980,254
5.875% 9/1/25	1,665,000	1,681,317
6.2% 3/15/40	980,000	935,900
6.375% 9/1/28	2,500,000	2,548,750
6.45% 9/15/36	1,717,000	1,678,024
6.6% 3/15/46	2,590,000	2,531,725
6.625% 9/1/30	8,330,000	8,700,185
6.95% 7/1/24	2,770,000	2,922,350
7.5% 5/1/31	10,215,000	10,738,519
8.875% 7/15/30	6,715,000	7,579,556
Pacific Drilling SA 12% 4/1/24 pay-in-kind (a)(d)(e)	163,394	6,536
Parsley Energy LLC/Parsley Finance Corp.:
5.25% 8/15/25 (d)	775,000	804,063
5.375% 1/15/25 (d)	4,270,000	4,398,100
5.625% 10/15/27 (d)	1,225,000	1,319,325
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	3,021,375
7.25% 6/15/25	2,085,000	1,222,331
9.25% 5/15/25 (d)	3,790,000	3,771,050
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	3,772,760
Pride International, Inc. 7.875% 8/15/40 (a)	2,554,000	191,550
Rattler Midstream LP 5.625% 7/15/25 (d)	2,305,000	2,433,216
SESI LLC 7.75% 9/15/24	985,000	290,575
SM Energy Co.:
5% 1/15/24	2,930,000	1,963,100
5.625% 6/1/25	3,115,000	1,806,700
6.625% 1/15/27	1,145,000	643,599
6.75% 9/15/26	805,000	450,800
Southwestern Energy Co. 8.375% 9/15/28	2,500,000	2,753,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	4,051,438
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)	2,280,000	2,356,950
5.5% 2/15/26	1,885,000	1,937,309
6% 4/15/27	5,495,000	5,885,145
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,100,000	3,115,500
4.875% 2/1/31 (d)	2,430,000	2,584,913
5.375% 2/1/27	1,025,000	1,071,125
5.5% 3/1/30 (d)	2,470,000	2,679,011
5.875% 4/15/26	3,295,000	3,467,988
6.5% 7/15/27	1,275,000	1,380,188
6.875% 1/15/29	2,255,000	2,527,810
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	2,598,587	2,026,898
Transocean, Inc. 11.5% 1/30/27 (d)	2,403,000	1,225,530
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,975,000	2,043,533
6.875% 9/1/27	390,000	411,107
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (a)(c)	1,706,837	85,342
Valaris PLC:
4.5% 10/1/24 (a)	4,290,000	171,600
5.2% 3/15/25 (a)	2,980,000	119,200
5.75% 10/1/44 (a)	1,156,000	52,020
7.75% 2/1/26 (a)	2,135,000	93,406
Viper Energy Partners LP 5.375% 11/1/27 (d)	1,105,000	1,166,825
W&T Offshore, Inc. 9.75% 11/1/23 (d)	2,455,000	1,509,825
		267,721,204
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	400,000	406,000
Environmental - 0.8%
Darling Ingredients, Inc. 5.25% 4/15/27 (d)	2,760,000	2,939,400
GFL Environmental, Inc. 4.25% 6/1/25 (d)	5,680,000	5,864,600
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	9,895,000	9,895,000
Stericycle, Inc. 3.875% 1/15/29 (d)	1,645,000	1,710,800
		20,409,800
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (d)	3,435,000	3,620,971
4.875% 2/15/30 (d)	3,395,000	3,713,112
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,605,000	1,623,056
Performance Food Group, Inc. 5.5% 6/1/24 (d)	1,550,000	1,559,223
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	4,815,000	5,043,713
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)(e)	603,781	585,668
		16,145,743
Food/Beverage/Tobacco - 2.9%
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)	1,465,000	1,516,275
7.5% 4/15/25 (d)	450,000	470,250
Cott Holdings, Inc. 5.5% 4/1/25 (d)	1,555,000	1,607,481
Del Monte Foods, Inc. 11.875% 5/15/25 (d)	3,785,000	4,135,113
JBS Investments II GmbH:
5.75% 1/15/28 (d)	2,330,000	2,487,298
7% 1/15/26 (d)	2,260,000	2,433,410
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)	12,745,000	13,143,281
6.75% 2/15/28 (d)	6,150,000	6,841,875
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	4,395,000	4,940,420
6.5% 4/15/29 (d)	3,640,000	4,167,800
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	2,130,000	2,332,350
Kraft Heinz Foods Co. 4.25% 3/1/31 (d)	4,280,000	4,750,533
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)	1,055,000	1,097,200
4.875% 11/1/26 (d)	320,000	332,800
Performance Food Group, Inc.:
5.5% 10/15/27 (d)	5,775,000	6,143,156
6.875% 5/1/25 (d)	995,000	1,069,625
Post Holdings, Inc.:
4.625% 4/15/30 (d)	3,690,000	3,852,360
5% 8/15/26 (d)	6,160,000	6,391,000
5.75% 3/1/27 (d)	5,865,000	6,172,913
TreeHouse Foods, Inc. 4% 9/1/28	860,000	873,072
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,810,000	1,877,875
		76,636,087
Gaming - 3.6%
Boyd Gaming Corp.:
4.75% 12/1/27	300,000	304,860
6% 8/15/26	680,000	708,050
6.375% 4/1/26	960,000	997,200
8.625% 6/1/25 (d)	6,000,000	6,665,640
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	5,105,000	5,444,431
8.125% 7/1/27 (d)	12,765,000	14,040,798
Caesars Resort Collection LLC 5.25% 10/15/25 (d)	9,185,000	9,185,000
Chukchansi Economic Development Authority 9.75% 12/31/49 (a)(d)	2,860,873	1,287,393
Downstream Development Authority 10.5% 2/15/23 (d)	1,075,000	1,032,000
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	935,000	967,725
Golden Nugget, Inc. 6.75% 10/15/24 (d)	7,570,000	7,399,675
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,547,050
4.625% 6/15/25 (d)	5,180,000	5,464,900
MGM Mirage, Inc.:
5.5% 4/15/27	1,802,000	1,931,546
6.75% 5/1/25	5,525,000	5,935,922
7.75% 3/15/22	660,000	704,682
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	1,680,000	1,787,100
Scientific Games Corp.:
5% 10/15/25 (d)	2,730,000	2,808,488
8.625% 7/1/25 (d)	1,705,000	1,841,383
Station Casinos LLC:
4.5% 2/15/28 (d)	35,000	34,475
5% 10/1/25 (d)	5,360,000	5,400,200
Studio City Finance Ltd. 6.5% 1/15/28 (d)	5,015,000	5,315,900
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)	3,915,000	3,817,125
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (d)	3,365,000	3,516,425
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)	4,675,000	5,042,689
		96,180,657
Healthcare - 7.4%
Akumin, Inc. 7% 11/1/25 (d)	4,155,000	4,269,263
Avantor Funding, Inc. 4.625% 7/15/28 (d)	3,345,000	3,520,613
Catalent Pharma Solutions 5% 7/15/27 (d)	825,000	868,313
Centene Corp.:
3% 10/15/30	2,505,000	2,636,513
3.375% 2/15/30	2,690,000	2,819,443
4.25% 12/15/27	3,475,000	3,698,668
4.625% 12/15/29	3,825,000	4,193,730
5.375% 6/1/26 (d)	4,775,000	5,019,719
5.375% 8/15/26 (d)	1,775,000	1,874,844
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)	735,000	774,506
5.5% 4/1/26 (d)	1,235,000	1,296,750
Community Health Systems, Inc. 8% 3/15/26 (d)	12,925,000	13,577,713
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,150,080
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,495,000	2,485,644
4.625% 6/1/30 (d)	5,490,000	5,771,363
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,811,450
HCA Holdings, Inc.:
5.375% 2/1/25	6,835,000	7,651,988
5.625% 9/1/28	3,260,000	3,822,350
5.875% 5/1/23	1,150,000	1,257,813
5.875% 2/15/26	5,470,000	6,297,338
5.875% 2/1/29	1,355,000	1,619,686
Hologic, Inc. 3.25% 2/15/29 (d)	2,525,000	2,566,031
IMS Health, Inc.:
5% 10/15/26 (d)	1,750,000	1,830,938
5% 5/15/27 (d)	1,385,000	1,457,713
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	2,430,000	2,575,144
4.375% 6/15/28 (d)	1,835,000	1,927,668
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)	1,015,000	1,080,990
7.375% 6/1/25 (d)	2,160,000	2,311,200
Radiology Partners, Inc. 9.25% 2/1/28 (d)	9,340,000	10,180,600
Sabra Health Care LP 3.9% 10/15/29	2,643,000	2,734,876
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)	250,000	253,750
10% 4/15/27 (d)	4,955,000	5,425,725
Tenet Healthcare Corp.:
4.625% 7/15/24	9,240,000	9,401,700
4.625% 6/15/28 (d)	3,430,000	3,541,475
5.125% 5/1/25	12,665,000	12,791,017
6.125% 10/1/28 (d)	10,860,000	11,009,325
6.25% 2/1/27 (d)	6,915,000	7,243,463
6.75% 6/15/23	10,590,000	11,389,545
6.875% 11/15/31	330,000	341,550
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)	6,795,000	7,508,475
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (d)	2,730,000	2,729,181
5.5% 3/1/23 (d)	409,000	409,205
7% 3/15/24 (d)	3,855,000	3,975,469
7.25% 5/30/29 (d)	1,055,000	1,165,722
8.5% 1/31/27 (d)	2,425,000	2,667,500
9% 12/15/25 (d)	1,775,000	1,950,193
9.25% 4/1/26 (d)	5,560,000	6,172,712
Vizient, Inc. 6.25% 5/15/27 (d)	680,000	725,050
		197,784,004
Homebuilders/Real Estate - 2.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (d)	40,000	41,300
9.875% 4/1/27 (d)	2,127,000	2,387,558
Hospitality Properties Trust 7.5% 9/15/25	4,355,000	4,852,646
Howard Hughes Corp. 5.375% 3/15/25 (d)	5,770,000	5,935,888
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,570,000	1,591,588
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,903,931
5% 6/15/27	780,000	923,442
5.25% 6/1/26	1,791,000	2,117,858
5.875% 11/15/24	520,000	600,600
M/I Homes, Inc. 5.625% 8/1/25	480,000	499,200
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,120,000	6,479,917
5.5% 5/1/24	1,235,000	1,259,083
6.375% 3/1/24	3,280,000	3,390,208
New Home Co. LLC 7.25% 10/15/25 (d)	1,685,000	1,739,763
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)	1,225,000	1,326,945
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,484,251
5% 12/15/21	865,000	877,975
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (d)	2,265,000	2,423,550
5.75% 1/15/28 (d)	2,945,000	3,342,575
5.875% 6/15/27 (d)	2,250,000	2,544,165
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	903,525
VICI Properties, Inc.:
3.75% 2/15/27 (d)	1,965,000	2,004,300
4.125% 8/15/30 (d)	2,575,000	2,654,310
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	1,185,000	1,238,695
		53,523,273
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)(g)	1,650,000	1,693,659
4% 5/1/31 (d)(g)	1,650,000	1,734,563
5.125% 5/1/26	2,705,000	2,797,619
5.375% 5/1/25 (d)	3,525,000	3,732,305
		9,958,146
Insurance - 1.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)	8,736,000	8,954,400
8.125% 2/15/24 (d)	1,775,000	1,863,750
10.125% 8/1/26 (d)	2,450,000	2,774,625
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)	9,895,000	10,612,388
AmWINS Group, Inc. 7.75% 7/1/26 (d)	4,490,000	4,849,200
HUB International Ltd. 7% 5/1/26 (d)	1,395,000	1,456,031
USI, Inc. 6.875% 5/1/25 (d)	3,250,000	3,331,250
		33,841,644
Leisure - 1.7%
Carnival Corp.:
7.625% 3/1/26 (d)	1,875,000	1,978,125
9.875% 8/1/27 (d)	9,130,000	10,704,925
10.5% 2/1/26 (d)	3,400,000	4,020,500
NCL Corp. Ltd.:
10.25% 2/1/26 (d)	5,185,000	5,884,975
12.25% 5/15/24 (d)	5,515,000	6,540,514
POWDR Corp. 6% 8/1/25 (d)	1,615,000	1,680,085
Royal Caribbean Cruises Ltd. 11.5% 6/1/25 (d)	6,460,000	7,566,275
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)	2,115,000	2,294,775
Vail Resorts, Inc. 6.25% 5/15/25 (d)	1,435,000	1,535,450
Viking Cruises Ltd. 13% 5/15/25 (d)	2,135,000	2,508,625
Voc Escrow Ltd. 5% 2/15/28 (d)	1,800,000	1,746,000
		46,460,249
Metals/Mining - 2.2%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(c)	1,099,000	0
Arconic Rolled Products Corp. 6% 5/15/25 (d)	1,520,000	1,637,800
Constellium NV 5.875% 2/15/26 (d)	1,240,000	1,275,514
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	6,570,000	6,676,763
6.875% 3/1/26 (d)	5,275,000	5,439,844
6.875% 10/15/27 (d)	8,465,000	8,845,925
7.25% 4/1/23 (d)	6,215,000	6,323,763
7.5% 4/1/25 (d)	6,770,000	7,023,875
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (d)	1,765,000	1,817,950
5.125% 3/15/23 (d)	1,530,000	1,612,238
5.125% 5/15/24 (d)	770,000	831,600
Freeport-McMoRan, Inc.:
4.625% 8/1/30	2,510,000	2,779,825
5.4% 11/14/34	1,070,000	1,325,463
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,771,987
HudBay Minerals, Inc. 6.125% 4/1/29 (d)	4,755,000	5,113,052
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)	2,115,000	2,305,350
Nufarm Australia Ltd. 5.75% 4/30/26 (d)	3,585,000	3,683,408
		58,464,357
Paper - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (d)	1,110,000	1,182,150
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	3,315,000	3,541,796
		4,723,946
Publishing/Printing - 0.0%
Clear Channel International BV 6.625% 8/1/25 (d)	1,170,000	1,219,725
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,635,000	7,635,000
Golden Nugget, Inc. 8.75% 10/1/25 (d)	1,230,000	1,239,225
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (d)	1,325,000	1,387,938
Yum! Brands, Inc. 7.75% 4/1/25 (d)	785,000	869,388
		11,131,551
Services - 3.4%
ADT Corp. 4.875% 7/15/32 (d)	1,075,000	1,130,363
APX Group, Inc. 7.625% 9/1/23	3,335,000	3,460,063
Aramark Services, Inc. 6.375% 5/1/25 (d)	3,410,000	3,631,650
Ascend Learning LLC:
6.875% 8/1/25 (d)	110,000	113,575
6.875% 8/1/25 (d)	1,055,000	1,086,650
ASGN, Inc. 4.625% 5/15/28 (d)	5,875,000	6,110,000
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,405,000	2,483,163
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	11,215,000	11,158,925
CoreCivic, Inc.:
4.625% 5/1/23	255,000	239,700
5% 10/15/22	1,832,000	1,802,138
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)(g)	4,135,000	4,248,713
Expedia, Inc. 7% 5/1/25 (d)	3,100,000	3,394,484
Fair Isaac Corp. 5.25% 5/15/26 (d)	2,260,000	2,531,200
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	7,709,000	7,872,816
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)(g)	4,110,000	4,110,000
Hertz Corp.:
5.5% 10/15/24 (a)(d)	3,155,000	1,396,088
6% 1/15/28 (a)(d)	3,900,000	1,735,500
6.25% 10/15/22 (a)	2,880,000	1,260,000
7.125% 8/1/26 (a)(d)	3,980,000	1,800,950
IAA Spinco, Inc. 5.5% 6/15/27 (d)	1,115,000	1,176,325
IHS Markit Ltd.:
4% 3/1/26 (d)	400,000	457,468
4.75% 2/15/25 (d)	955,000	1,096,837
5% 11/1/22 (d)	200,000	214,541
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	810,000	835,070
Laureate Education, Inc. 8.25% 5/1/25 (d)	6,120,000	6,487,200
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)	830,000	855,938
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,500,000	2,693,750
Service Corp. International 5.125% 6/1/29	1,845,000	2,050,256
Sotheby's 7.375% 10/15/27 (d)	3,160,000	3,318,000
Tempo Acquisition LLC 6.75% 6/1/25 (d)	3,310,000	3,392,750
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,436,063
5.875% 10/15/24	685,000	540,379
6% 4/15/26	6,055,000	4,480,700
Uber Technologies, Inc. 6.25% 1/15/28 (d)	2,145,000	2,273,700
		90,874,955
Steel - 0.5%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)	7,560,000	8,013,600
Commercial Metals Co. 5.75% 4/15/26	2,140,000	2,225,600
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	2,225,000	2,250,031
		12,489,231
Super Retail - 1.0%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	703,984
4.75% 3/1/30	680,000	715,700
Carvana Co. 5.875% 10/1/28 (d)	2,505,000	2,542,575
EG Global Finance PLC:
6.75% 2/7/25 (d)	12,050,000	12,471,750
8.5% 10/30/25 (d)	2,520,000	2,715,174
L Brands, Inc. 6.625% 10/1/30 (d)	5,045,000	5,549,500
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,755,096
		26,453,779
Technology - 3.8%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	1,580,000	1,583,950
6.125% 12/1/28 (d)	555,000	569,569
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)	8,720,000	9,330,400
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,675,000	2,710,123
Camelot Finance SA 4.5% 11/1/26 (d)	2,285,000	2,390,681
CDK Global, Inc.:
4.875% 6/1/27	460,000	484,300
5.25% 5/15/29 (d)	1,305,000	1,432,238
5.875% 6/15/26	1,615,000	1,687,675
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	3,085,800
Entegris, Inc. 4.625% 2/10/26 (d)	1,735,000	1,787,050
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)	2,235,000	2,352,338
Itron, Inc. 5% 1/15/26 (d)	745,000	759,900
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (d)	1,775,000	1,851,325
Match Group Holdings II LLC:
4.125% 8/1/30 (d)	2,335,000	2,416,725
5% 12/15/27 (d)	1,235,000	1,306,013
5.625% 2/15/29 (d)	2,035,000	2,218,150
Microchip Technology, Inc. 4.25% 9/1/25 (d)	10,000,000	10,484,500
NCR Corp. 8.125% 4/15/25 (d)	990,000	1,102,613
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,450,000	1,638,500
Nortonlifelock, Inc. 5% 4/15/25 (d)	6,075,000	6,196,682
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,093,591
ON Semiconductor Corp. 3.875% 9/1/28 (d)	3,110,000	3,203,300
Open Text Corp. 5.875% 6/1/26 (d)	7,390,000	7,704,075
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	3,095,000	3,251,917
Qorvo, Inc. 4.375% 10/15/29	5,505,000	5,940,225
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)(g)	1,430,000	1,494,650
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (d)	5,785,000	6,016,400
TTM Technologies, Inc. 5.625% 10/1/25 (d)	3,340,000	3,446,312
Uber Technologies, Inc. 7.5% 5/15/25 (d)	10,010,000	10,685,675
Unisys Corp. 6.875% 11/1/27 (d)	1,425,000	1,546,553
VeriSign, Inc. 4.625% 5/1/23	695,000	701,950
		100,473,180
Telecommunications - 10.1%
Altice Financing SA:
5% 1/15/28 (d)	2,375,000	2,425,754
7.5% 5/15/26 (d)	10,700,000	11,288,500
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)	16,635,000	17,938,851
7.5% 10/15/26 (d)	13,220,000	14,062,775
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	1,280,000	1,294,208
5.625% 9/15/28 (d)	1,010,000	1,058,935
CenturyLink, Inc.:
4% 2/15/27 (d)	4,225,000	4,367,594
5.125% 12/15/26 (d)	5,000,000	5,199,200
Citizens Utilities Co. 7.05% 10/1/46 (a)	2,165,000	985,428
Cogent Communications Group, Inc. 5.375% 3/1/22 (d)	785,000	805,379
Communications Sales & Leasing, Inc. 8.25% 10/15/23	5,395,000	5,401,744
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,538,055
Frontier Communications Corp.:
5% 5/1/28 (d)	2,480,000	2,517,200
5.875% 10/15/27 (d)	2,440,000	2,565,050
6.75% 5/1/29 (d)	2,795,000	2,892,825
11% 9/15/25 (a)	6,805,000	3,351,463
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (a)	12,160,000	8,177,600
8% 2/15/24 (d)	4,060,000	4,151,350
8.5% 10/15/24 (a)(d)	2,965,000	2,090,622
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)	2,440,000	2,652,524
Level 3 Financing, Inc.:
4.25% 7/1/28 (d)	3,420,000	3,531,150
4.625% 9/15/27 (d)	7,220,000	7,531,182
5.375% 5/1/25	3,900,000	4,003,545
Qwest Corp. 6.75% 12/1/21	500,000	526,440
Sable International Finance Ltd. 5.75% 9/7/27 (d)	11,030,000	11,843,463
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	1,820,000	2,128,490
SBA Communications Corp.:
3.875% 2/15/27 (d)	9,320,000	9,599,600
4% 10/1/22	5,000,000	5,056,250
SFR Group SA:
5.125% 1/15/29 (d)	2,270,000	2,346,590
5.5% 1/15/28 (d)	4,825,000	5,042,125
7.375% 5/1/26 (d)	11,515,000	12,090,750
8.125% 2/1/27 (d)	8,970,000	9,889,425
Sprint Capital Corp.:
6.875% 11/15/28	5,880,000	7,636,356
8.75% 3/15/32	33,750,000	51,827,453
Sprint Communications, Inc. 6% 11/15/22	8,660,000	9,320,325
Sprint Corp.:
7.125% 6/15/24	2,950,000	3,433,063
7.625% 3/1/26	1,220,000	1,517,052
7.875% 9/15/23	10,285,000	11,853,463
T-Mobile U.S.A., Inc.:
4.375% 4/15/40 (d)	4,000	4,885
4.5% 4/15/50 (d)	9,000	11,246
Telecom Italia Capital SA:
6% 9/30/34	510,000	603,315
6.375% 11/15/33	285,000	340,575
Telecom Italia SpA 5.303% 5/30/24 (d)	2,020,000	2,196,750
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)	1,735,000	1,787,050
U.S. West Communications 7.25% 9/15/25	545,000	637,394
ViaSat, Inc. 5.625% 9/15/25 (d)	1,070,000	1,088,725
Windstream Escrow LLC 7.75% 8/15/28 (d)	3,530,000	3,557,216
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,835,000	3,815,403
6.125% 3/1/28 (d)	2,115,000	2,236,613
		270,220,951
Transportation Ex Air/Rail - 1.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (d)	9,000	9,249
4.375% 5/1/26 (d)	7,000	7,227
5.125% 10/1/23 (d)	4,149,000	4,364,422
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	6,980,000	4,571,900
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	13,390,000	6,761,950
11.25% 8/15/22 (d)	3,540,000	2,933,775
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)	5,110,000	5,422,988
Teekay Corp. 9.25% 11/15/22 (d)	1,990,000	1,895,475
XPO Logistics, Inc. 6.25% 5/1/25 (d)	7,625,000	8,168,281
		34,135,267
Utilities - 6.9%
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)	5,885,000	6,311,192
5% 9/15/26	1,455,000	1,498,650
5.75% 10/15/25	2,375,000	2,499,688
DCP Midstream Operating LP:
5.125% 5/15/29	4,715,000	4,994,930
5.625% 7/15/27	2,205,000	2,386,913
DPL, Inc.:
4.125% 7/1/25 (d)	8,280,000	8,797,500
4.35% 4/15/29	9,480,000	10,641,300
InterGen NV 7% 6/30/23 (d)	30,215,000	28,590,944
NextEra Energy Partners LP:
4.25% 9/15/24 (d)	3,670,000	3,881,025
4.5% 9/15/27 (d)	980,000	1,073,100
NRG Energy, Inc.:
3.375% 2/15/29 (d)(g)	1,145,000	1,169,331
3.625% 2/15/31 (d)(g)	2,270,000	2,355,125
5.25% 6/15/29 (d)	3,050,000	3,330,356
5.75% 1/15/28	8,905,000	9,718,472
6.625% 1/15/27	2,945,000	3,099,613
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	6,642,592	7,041,148
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	350,983
3.95% 12/1/47	2,495,000	2,599,091
4.55% 7/1/30	23,225,000	26,514,778
4.95% 7/1/50	23,225,000	27,328,831
Pattern Energy Operations LP 4.5% 8/15/28 (d)	1,950,000	2,086,500
PG&E Corp.:
5% 7/1/28	3,405,000	3,634,838
5.25% 7/1/30	7,398,000	8,063,820
Pike Corp. 5.5% 9/1/28 (d)	2,030,000	2,126,425
TerraForm Global, Inc. 6.125% 3/1/26 (d)	2,450,000	2,520,438
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)	2,000,000	2,065,000
4.75% 1/15/30 (d)	5,735,000	6,222,475
5% 1/31/28 (d)	1,610,000	1,799,175
The AES Corp.:
3.3% 7/15/25 (d)	34,000	37,086
3.95% 7/15/30 (d)	29,000	32,883
Vistra Operations Co. LLC:
5.5% 9/1/26 (d)	1,440,000	1,506,744
5.625% 2/15/27 (d)	2,000,000	2,112,600
		186,390,954

TOTAL NONCONVERTIBLE BONDS		2,247,128,438

TOTAL CORPORATE BONDS
(Cost $2,210,588,963)		2,288,236,225
	Shares	Value

Common Stocks - 2.9%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (h)	28,306	39,062
UC Holdings, Inc. (c)(h)	32,168	321,037

TOTAL AUTOMOTIVE & AUTO PARTS		360,099

Broadcasting - 0.0%
DISH Network Corp. Class A (h)	16,438	589,631
iHeartMedia, Inc. warrants 5/1/39 (h)	8,204	98,072

TOTAL BROADCASTING		687,703

Chemicals - 0.0%
Corteva, Inc.	10,266	393,393
Dow, Inc.	10,266	544,201

TOTAL CHEMICALS		937,594

Energy - 1.3%
California Resources Corp. (h)	357,791	7,807,000
California Resources Corp. (b)	186,246	3,860,693
California Resources Corp. warrants 10/27/24 (h)	20,004	68,014
Denbury, Inc. (h)	640,541	14,386,551
Denbury, Inc. warrants 9/18/25 (h)	118,677	15,804
EP Energy Corp. (c)	218,900	4,362,677
Forbes Energy Services Ltd. (h)	72,087	5,767
Pacific Drilling SA (h)	323,716	11,006
Sanchez Energy Corp. (c)	214,437	3,430,987
Tidewater, Inc.:
warrants 11/14/42 (c)(h)	23,695	154,018
warrants 11/14/42 (c)(h)	8,251	53,632
Tribune Resources, Inc. (c)(h)	182,155	579,253
Tribune Resources, Inc. warrants 3/30/23 (c)(h)	51,925	25,963
Ultra Petroleum Corp. warrants 7/14/25 (h)	33,810	0

TOTAL ENERGY		34,761,365

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. (b)(c)	1,330,467	5,401,696
Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (c)(h)	158,789	11,607,476
Tops Markets Corp. (c)(h)	2,955	1,038,860

TOTAL FOOD & DRUG RETAIL		12,646,336

Gaming - 0.3%
Boyd Gaming Corp.	81,500	3,136,935
Caesars Entertainment, Inc. (h)	57,808	3,937,881
Studio City International Holdings Ltd. ADR (h)	28,000	412,440

TOTAL GAMING		7,487,256

Publishing/Printing - 0.0%
Tribune Publishing Co.	3,443	41,591
Services - 0.2%
United Rentals, Inc. (h)	17,400	3,949,452
Technology - 0.1%
CDK Global, Inc.	45,206	2,165,367
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(h)	0	16,065
Utilities - 0.3%
NRG Energy, Inc.	60,111	1,968,635
Vistra Corp.	359,562	6,716,618

TOTAL UTILITIES		8,685,253

TOTAL COMMON STOCKS
(Cost $134,433,128)		77,139,777
	Principal Amount	Value

Bank Loan Obligations - 4.8%
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7204% 2/1/27 (e)(f)(i)	1,116,563	1,092,311
Broadcasting - 0.0%
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (e)(f)(i)	1,239,498	1,232,334
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(f)(i)	893,688	908,585
Cable/Satellite TV - 0.4%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(i)	10,704,203	10,548,136
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 5/7/25 (e)(f)(i)	532,738	500,773
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1409% 10/1/25 (e)(f)(i)	844,496	827,395

TOTAL CHEMICALS		1,328,168

Diversified Financial Services - 0.6%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (c)(e)(i)	2,381,951	2,381,951
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 10/1/25 (e)(f)(i)	13,040,003	12,953,809
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3909% 3/1/25 (e)(f)(i)	261,215	257,950
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(e)(f)(i)	355,661	355,661

TOTAL DIVERSIFIED FINANCIAL SERVICES		15,949,371

Energy - 0.6%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 11/3/25 (e)(f)(i)	1,175,125	1,012,817
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(f)(i)	1,252,913	1,109,867
California Resources Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 10/27/25 (c)(e)(f)(i)	1,302,069	1,289,048
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(e)(f)(i)	9,300,000	6,572,031
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(i)	301,950	262,980
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (e)(f)(i)	8,413,913	5,858,187
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (a)(c)(f)(i)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 12/31/49 (a)(c)(e)(f)(i)	1,710,000	0

TOTAL ENERGY		16,104,930

Food & Drug Retail - 0.1%
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (e)(f)(i)	1,737,421	1,695,723
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (c)(e)(f)(i)	953,864	972,941

TOTAL FOOD & DRUG RETAIL		2,668,664

Gaming - 0.5%
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3451% 9/15/23 (e)(f)(i)	627,198	617,401
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 12/22/24 (e)(f)(i)	2,072,881	2,003,709
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(f)(i)	1,244,850	1,210,617
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (e)(f)(i)	7,920,150	8,365,658

TOTAL GAMING		12,197,385

Healthcare - 0.5%
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.25% 10/19/27 (e)(f)(i)	435,417	435,961
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1455% 6/13/26 (e)(f)(i)	12,058,200	11,946,662

TOTAL HEALTHCARE		12,382,623

Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2203% 5/30/26 (e)(f)(i)	1,387,412	942,940
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (e)(f)(i)	1,538,233	1,484,148

TOTAL HOTELS		2,427,088

Insurance - 0.3%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.3955% 5/10/25 (e)(f)(i)	62,892	61,267
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.393% 5/9/25 (e)(f)(i)	2,034,250	1,981,990
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (e)(f)(i)	429,939	428,060
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 11/3/24 (e)(f)(i)	3,773,150	3,732,060
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 6.6455% 8/4/25 (e)(f)(i)	338,182	340,015
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2204% 5/16/24 (e)(f)(i)	446,200	436,477

TOTAL INSURANCE		6,979,869

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 7/31/24 (e)(f)(i)	43,763	42,340
Services - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(f)(i)	8,250,000	8,176,328
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(f)(i)	3,534,749	3,420,683
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 11/30/25 (e)(f)(i)	3,087,613	3,040,651
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(f)(i)	2,230,000	2,051,600

TOTAL SERVICES		16,689,262

Technology - 0.8%
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.602% 4/30/25 (e)(f)(i)	1,607,200	1,571,038
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 7/30/28 (e)(f)(i)	1,945,000	1,997,282
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.8955% 5/4/26 (e)(f)(i)	707,850	703,072
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(f)(i)	3,590,000	3,594,093
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(f)(i)	560,000	569,100
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 2/28/25 (e)(f)(i)	147,775	145,189
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 2/28/27 (e)(f)(i)	447,750	441,593
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.893% 10/11/25 (e)(f)(i)	11,598,516	11,327,227

TOTAL TECHNOLOGY		20,348,594

Telecommunications - 0.3%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(f)(i)	300,000	303,858
Tranche B-5, term loan 6.625% 1/2/24 (i)	300,000	304,125
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.775% 7/13/22 (a)(e)(f)(i)(j)	3,265,723	3,331,038
SFR Group SA:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8284% 1/31/26 (e)(f)(i)	3,952,750	3,887,095
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.2369% 8/14/26 (e)(f)(i)	1,078,000	1,062,639

TOTAL TELECOMMUNICATIONS		8,888,755

TOTAL BANK LOAN OBLIGATIONS
(Cost $137,393,374)		129,788,415

Preferred Securities - 3.8%
Banks & Thrifts - 3.6%
Bank of America Corp.:
4.3% (e)(k)	5,780,000	5,866,700
5.875% (e)(k)	15,230,000	17,057,600
6.1% (e)(k)	3,690,000	4,095,457
6.25% (e)(k)	2,310,000	2,585,450
Citigroup, Inc.:
4.316% (e)(f)(k)	5,000,000	4,980,000
4.7% (e)(k)	3,200,000	3,268,960
5% (e)(k)	6,655,000	6,960,864
5.95% (e)(k)	19,320,000	20,334,300
6.3% (e)(k)	10,145,000	10,779,063
JPMorgan Chase & Co.:
4.6% (e)(k)	4,890,000	4,993,913
6% (e)(k)	11,680,000	12,255,123
Wells Fargo & Co. 5.9% (e)(k)	1,955,000	2,066,435

TOTAL BANKS & THRIFTS		95,243,865

Energy - 0.1%
MPLX LP 6.875% (e)(k)	1,270,000	1,155,700
Summit Midstream Partners LP 9.5% (e)(k)	1,065,000	213,000

TOTAL ENERGY		1,368,700

Insurance - 0.1%
Alliant Holdings Intermediate LLC 9.75% (c)(k)	4,000,000	3,940,000
TOTAL PREFERRED SECURITIES
(Cost $97,473,586)		100,552,565
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (c)(h)
(Cost $11,217)	11,217	11,217

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.09% (l)
(Cost $51,077,339)	51,067,126	51,077,339
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $2,630,977,607)		2,646,805,538
NET OTHER ASSETS (LIABILITIES) - 1.0%		25,439,407
NET ASSETS - 100%		$2,672,244,945

Legend

 (a) Non-income producing - Security is in default.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,105,788 or 0.5% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,453,624,790 or 54.4% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $816,431 and $832,759, respectively.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$1,839,779
Mesquite Energy, Inc. 15% 7/15/23	11/5/20	$2,443,000
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$1,346,400
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$6,590,801

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,322
Total	$16,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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